Capital Stock (Details)						12 Months Ended
	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Oct. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Nov. 01, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Nov. 24, 2021 USD ($)
Capital Stock (Details) [Line Items]
Common stock, shares issued							736,247	2,474,843
Net proceeds | $								$ 8,737,634
Escrow trust account | $								$ 200,000
Collected amount | $							$ 200,000
Aggregate value | $						$ 1,654,942	$ 3,455,680
Common shares, value | $										$ 1,250,000
Common shares						201,614
Common shares, price amount | $						$ 1,250,000
Redeemable common shares						201,614
Common shares issued						699,083
Common shares issued						150,000
Common shares issued value | $						$ 244,500
Common shares repurchased						201,614
Cash consideration | $						$ 1,250,000
Aggregate shares						90,000	365,000
Stock options percentage						25.00%
Aggregate intrinsic value | $
Unrecognized compensation cost | $						$ 47,411
Recognized term						3 months
Aggregate of granted shares							875,000
Fair value per share | $ / shares						$ 4.1	$ 4.1
Share-based awards, description						These share-based awards have a vesting period of ranging from 1 year to 2 years from the grant date in ranging from 3 equal instalments to 5 equal instalments in the vesting periods. During the year ended September 30, 2022, an aggregate of 640,000 shares were issued to these directors, officers and employees under the November 1, 2021 Grant.
Restricted stock divided price | $							$ 30,000
Grant of shares | $			$ 22,500	$ 22,500	$ 27,000
Annual bonus shares					80,000		80,000
Stock-based compensation expenses | $							$ 3,455,680
Performance-based share					90,000
Shares issued						185,000
Shares issued						71,519
Restricted stock price amount | $						$ 34,421
Fair value price share | $ / shares						$ 2.11	$ 4.06
Fair value price per share | $ / shares						$ 1.63
Shares issued						11,998,173	11,350,704
Share based awards granted fair value						300,000
Percentage of consulting services						50.00%
Consulting shares issued						150,000
Share-based awards granted value	$ 3,846	¥ 27,000
Employee shares issued						2,564
Share-based compensation expenses | $						$ 1,899,442	$ 3,455,680
Mr. Craig Wilson [Member]
Capital Stock (Details) [Line Items]
Grant of shares | $			$ 27,000	$ 27,000
IPO [Member]
Capital Stock (Details) [Line Items]
Escrow trust account | $								$ 200,000
Acquisition of AEGC [Member]
Capital Stock (Details) [Line Items]
Common stock, shares issued							201,614
Chief Executive Officer [Member]
Capital Stock (Details) [Line Items]
Aggregate shares						360,000
Fair value price share | $ / shares						$ 2.21
Officer [Member]
Capital Stock (Details) [Line Items]
Shares issued						80,000
Share-Based Awards [Member]
Capital Stock (Details) [Line Items]
Aggregate shares						80,000	16,247
Fair value price per share | $ / shares						$ 1.63
Share-Based Awards [Member] | Chief Executive Officer [Member]
Capital Stock (Details) [Line Items]
Aggregate shares						360,000
Mr. Gary Pratt [Member] | Ms. Majorie Cowan [Member]
Capital Stock (Details) [Line Items]
Grant of shares | $					$ 22,500